UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7171

Name of Fund: Merrill Lynch Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 12/31/03

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Global SmallCap Fund, Inc.

Semi-Annual Report
December 31, 2003

[LOGO] Merrill Lynch Investment Managers

A Letter From the President

[PHOTO]

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with global economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed. To be sure, 2003 came in like a lamb and went out like a lion. Or, some might suggest, the year started as a bear and ended as a bull.

Notably, the U.S. stock market exceeded the expectations of even the optimistic investor, with the Standard & Poor's 500 Index and the Nasdaq posting respective 12-month returns of +28.68% and +50.01% as of December 31, 2003. Small-capitalization stocks, which historically have provided the best results at the start of an economic upturn, held true to form in this year's recovery. The Russell 2000 Index, which measures the performance of smaller companies, recorded its best-ever year, appreciating 47.25%.

Notwithstanding the impressive results in the United States, several foreign stock markets eclipsed the U.S. market returns in dollar terms. Overall, the Morgan Stanley Capital International (MSCI) World Index, which measures the performance of equity markets in 23 developed countries worldwide, returned +33.11% over the past 12 months. The MSCI World Small Cap Index returned +57.79% for the same period.

As we begin a new year, it is heartening to observe that a global economic expansion appears to be underway. In 2003, the U.S. economy benefited from stimulative monetary and fiscal policy, improving corporate profits and tightening credit spreads. Gross domestic product growth rallied from a dismal 1.4% in the first quarter of the year to an extraordinary 8.2% in the third quarter. In Europe, the central bank initiated a more active monetary policy in an effort to rouse economic growth. The economies of several Asian countries experienced strong growth in 2003. China, in particular, is expected to grow at an annualized rate of 8% for 2003 - 2004. Latin America benefited from a combination of declining global risk and relative political stability. It has been a long road for equity investors, but coming into 2004, the events and efforts of 2003 leave us with stronger economies around the world.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the New Year and beyond.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director


2      MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

We are pleased to present to you the management team of

                    Merrill Lynch Global SmallCap Fund, Inc.

[PHOTO]

Ken Chiang
Senior Portfolio Manager

                                    [PHOTO]

Ken Chiang has been Senior Portfolio Manager of Merrill Lynch Global SmallCap Fund since 1998. He joined Merrill Lynch Investment Managers in 1993 and was Portfolio Manager until 1997. Mr. Chiang received a bachelor's degree from Stanford University and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA(R) charterholder.

In addition to Mr. Chiang, the investment team includes Analysts Laurence Chang, Murali Balaraman and Ben Falcone. Mr. Chang received a bachelor's degree from Harvard University and an MBA from Stanford University Graduate School of Business. Mr. Balaraman earned an undergraduate degree from Delhi University and an MBS from the Indian Institute of Management. Mr. Balaraman is a CFA charterholder. Mr. Falcone holds a bachelor's degree from The College of Wooster and is a CFA charterholder. The team has a combined 37 years of investment experience.

================================================================================
Table of Contents
--------------------------------------------------------------------------------
A Letter From the President ..............................................     2
A Discussion With Your Fund's Portfolio Manager ..........................     4
Performance Data .........................................................     6
Schedule of Investments ..................................................     8
Financial Statements .....................................................    15
Financial Highlights .....................................................    18
Notes to Financial Statements ............................................    23
Portfolio Information ....................................................    29
Officers & Directors .....................................................    30


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund provided strong absolute returns for the period, which was punctuated by a global equity market rally that benefited small cap stocks significantly.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended December 31, 2003, Merrill Lynch Global SmallCap Fund, Inc.'s Class A, Class B, Class C, Class I and Class R Shares had total returns of +24.60%, +24.04%, +24.07%, +24.74% and +24.55%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the Fund's unmanaged benchmark, the Morgan Stanley Capital International (MSCI) World Small Cap Index, returned +29.87% and the Lipper Global Small Cap Funds category had an average return of +26.60%. (Funds in this Lipper category invest at least 25% of their portfolio assets in securities outside the United States, and primarily in companies with a market capitalization of less than $1 billion at the time of purchase.)

The Fund's favorable absolute returns over the past six months, and the full year, are largely attributed to continued strength in the small cap indexes. The depressed microcap companies in the benchmark index and the smaller-cap Asian companies fared particularly well during the period. The Fund's underperformance of the benchmark was largely due to our conservative stance in regard to technology and industrial companies. Stocks in the technology and industrials sectors experienced a strong rally throughout the year, and we felt valuations already were reflecting the benefits of a recovery. With that view in mind, we remained underweight in these sectors.

In all, 2003 proved to be a very memorable year in terms of the overall global investment environment. The year, which began with fears of a potential war in Iraq and a SARS epidemic in Asia, ended with investors looking back on the best broad gains for global equity markets since the 1980s.

In the United States, 2003 saw the end of the longest and deepest equity bear market since the Great Depression. After the initial war-related setback, the market registered significant gains with only minor periodic pullbacks. The Standard & Poor's 500 Index rose 28.68% for the year and 15.14% for the six months ended December 31, 2003. As is common after a major bear market, even better returns were delivered by smaller-cap and higher-beta equity indexes. The unmanaged Russell 2000 Index, a widely recognized measure of small cap market performance, posted 12-month and six-month returns of +47.25 and +24.92%, respectively.

Outside the United States, many equity markets delivered as good, if not better, performance with sentiment buoyed by the improving U.S. economic fundamentals. In Europe, aided by a significantly weaker dollar, returns to U.S. investors were in excess of 30% in U.S. dollar terms. Similar returns were achieved in Japan and the Pacific Region overall, while many Asian emerging markets rose in excess of 50% as economic growth displayed continued strength.

What changes were made to the portfolio during the period?

During the six months ended December 31, 2003, the Fund was weighted more toward emerging markets, particularly those in Asia, and was underweight in Japan. We were overweight in the materials, health care and consumer discretionary sectors, but underweight in U.S. technology, industrials and financials throughout most of the year. This positioning largely reflected our view that the valuations of early-cycle cyclical stocks already seemed to discount an economic recovery, and would underperform as interest rates began to rise. Although the bond market seemed to be skittish about an interest rate rise, the equity markets did not appear to be affected and continued their climb. The small cap equity markets rose further still, reflecting an abundance of fund inflows into the smallest of small cap names. This also pointed to an increased risk appetite on the part of investors as the economy recovered, as well as some negative sentiment surrounding larger-cap names, which had been plagued with accounting, management and corporate governance issues.


4      MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

As interest rates continued to decline, small cap stocks continued to outperform. Consequently, the valuation discount to larger-cap equities continued to narrow relative to more historic levels. Toward year end, we began to take profits on our cyclical names which, in retrospect, was a premature move. We based this decision largely on the fact that our company research did not seem to corroborate the very positive market sentiment and valuation premiums at which small cap stocks were trading.

How would you characterize the portfolio's position at the close of the period?

Going forward, we are looking to be opportunistically yet conservatively postured for continued investor appetite for equities. We take this approach with caution, as high valuations and multi-year small cap outperformance gives us reason for pause. As compared to prior years, we are having more difficulty finding good growth opportunities at reasonable valuations.

Nonetheless, we maintain a positive view on the international markets, the Asian region and the prospects for smaller-cap companies in Europe. Demand for basic materials should continue to grow faster than supply, given the accommodative monetary policies of the world's major central banks and the continued infrastructure demands from major emerging markets, such as India and China. In addition, the technology and industrial sectors finally seem to be showing signs of recovery. We remain cautious on the outlook for the financial and real estate sectors, which we expect will show signs of weakness through the late stage of the recovery.

With all of this in mind, we maintain our focus on companies that we believe have quality managements in established franchises with strong earnings and cash flow growth.

Kenneth L. Chiang
Vice President and Senior Portfolio Manager

January 12, 2004


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003       5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors, as detailed in the Fund's prospectus.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Peerformance Results

                                                       6-Month         12-Month     Since Inception
As of December 31, 2003                             Total Return     Total Return     Total Return
===================================================================================================
ML Global SmallCap Fund, Inc. Class A Shares*          +24.60%          +47.78%          +161.84
---------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class B Shares*           +24.04           +46.62          +143.07
---------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class C Shares*           +24.07           +46.60          +147.90
---------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class I Shares*           +24.74           +48.13          +172.90
---------------------------------------------------------------------------------------------------
ML Global SmallCap Fund, Inc. Class R Shares*           +24.55               --          + 51.82
---------------------------------------------------------------------------------------------------
MSCI World Small Cap Index**                            +29.87           +57.79          + 60.39
---------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are from 8/05/94 for Class A & Class B Shares, from 10/21/94 for Class C & Class I Shares and from 2/04/03 for Class R Shares.
** This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data is not available for the Index prior to 1999; therefore since inception total returns relative to the Fund are not available, except for the period since 2/04/03.


6      MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Performance Data (concluded)

Average Annual Total Return

                                            % Return Without     % Return With
                                              Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/03                           +47.78%           +40.02%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                         +20.63            +19.33
--------------------------------------------------------------------------------
Inception (8/05/94)
through 12/31/03                                  +10.78            +10.14
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return           % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/03                              +46.69%           +42.69%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                            +19.67            +19.47
--------------------------------------------------------------------------------
Inception (8/05/94)
through 12/31/03                                     + 9.91            + 9.91
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                    % Return          % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/03                              +46.60%           +45.60%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                            +19.67            +19.67
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/03                                     +10.38            +10.38
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                             % Return Without    % Return With
                                               Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 12/31/03                           +48.13%           +40.35%
--------------------------------------------------------------------------------
Five Years Ended 12/31/03                         +20.90            +19.61
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/03                                  +11.54            +10.89
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Aggregate Total Return

                                                                        % Return
================================================================================
Class R Shares
================================================================================
Inception (2/04/03) through 12/31/03                                     +51.82%
--------------------------------------------------------------------------------


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003       7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments

                                                                                                             Value       Percent of
Europe           Industry*                          Shares Held     Common Stocks                     (in U.S. dollars)  Net Assets
====================================================================================================================================
Croatia          Pharmaceuticals                         27,900     Pliva d.d. (GDR) (b)(c)             $    451,079       0.1%
                                                        262,400     Pliva d.d. (GDR) (b)                   4,242,404       0.6
                                                                                                        ----------------------
                                                                                                           4,693,483       0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Croatia         4,693,483       0.7
====================================================================================================================================
France           Automobiles                             47,241     TRIGANO                                2,252,406       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Service              47,700     Compagnie Francaise d'Etudes et
                                                                    de Construction (Technip SA)           5,162,279       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care Providers & Services       123,300   + MEDIDEP SA                             2,643,917       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure        2,800,000   + Euro Disney S.C.A.                     1,483,348       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 IT Services                             34,989   + Atos Origin SA                         2,237,563       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment & Products            56,000     Rodriguez Group                        3,129,158       0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France         16,908,671       2.5
====================================================================================================================================
Germany          Distributors                            81,400     Medion AG                              3,182,892       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Machinery                               24,600     Pfeiffer Vacuum Technology AG            868,818       0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                         69,400     Schwarz Pharma AG                      1,882,937       0.3
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany         5,934,647       0.9
====================================================================================================================================
Ireland          Food & Staples Retailing             1,564,600     Fyffes PLC                             3,256,290       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Marine                                  11,900     Irish Continental Group PLC              160,608       0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                        332,500   + Elan Corporation PLC (ADR) (a)         2,290,925       0.3
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland         5,707,823       0.8
====================================================================================================================================
Italy            Media                                   93,400     Caltagirone Editore SpA                  807,942       0.1
                                                         36,000   + Mondo TV SpA                           1,539,352       0.2
                                                                                                        ----------------------
                                                                                                           2,347,294       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods       315,000     Benetton Group SpA                     3,619,635       0.5
                                                        559,000     Marzotto SpA                           6,426,236       1.0
                                                                                                        ----------------------
                                                                                                          10,045,871       1.5
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy          12,393,165       1.8
====================================================================================================================================
Netherlands      Commercial Services & Supplies         674,472   + Tele Atlas BV                          2,884,028       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Food Products                          201,500     CSM NV                                 4,407,171       0.7
                                                        336,900     Koninklijke Wessanen NV                3,990,271       0.6
                                                                                                        ----------------------
                                                                                                           8,397,442       1.3
                 -------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment & Products           498,310   + Head NV (NY Registered Shares)         1,245,775       0.2
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the
                                                                    Netherlands                           12,527,245       1.9
====================================================================================================================================
Spain            Construction & Engineering              57,200     Grupo Ferrovial, SA                    2,004,306       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Food Products                          146,300     Ebro Puleva SA                         1,658,975       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 IT Services                            218,150     Indra Sistemas, SA                     2,798,414       0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain           6,461,695       1.0
====================================================================================================================================
Sweden           Metals & Mining                      1,119,500   + Boliden AB                             5,974,567       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products              3,286,000     Rottneros AB                           3,904,674       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden          9,879,241       1.5
====================================================================================================================================
Switzerland      Biotechnology                          216,518   + Berna Biotech AG                       2,275,912       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Chemicals                               11,300     Lonza Group AG (Registered Shares)       649,630       0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies       201,000     Phonak Holding AG (Registered)         4,388,114       0.7
                                                         46,900     Straumann AG                           7,205,175       1.1
                                                         93,200     Tecan AG (Registered)                  4,506,456       0.7
                                                                                                        ----------------------
                                                                                                          16,099,745       2.5
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                               39,794   + Swiss Life Holding                     7,304,013       1.1
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland    26,329,300       4.0


8      MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Europe                                                                                                      Value        Percent of
(concluded)      Industry*                          Shares Held     Common Stocks                     (in U.S. dollars)  Net Assets
====================================================================================================================================
Turkey           Wireless Telecommunication Services     70,000   + Turkcell Iletisim Hizmetleri AS
                                                                    (ADR) (a)                           $  1,858,500       0.3%
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Turkey          1,858,500       0.3
====================================================================================================================================
United Kingdom   Distributors                           574,900     Brammer PLC                            1,451,113       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment & Instruments     751,600     Electrocomponents PLC                  4,372,803       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies       283,100     SSC International PLC                  1,672,413       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                              637,800   + Alea Group Holdings (Bermuda) Ltd.     2,928,611       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Media                                  758,300     Capital Radio PLC                      6,380,117       1.0
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                      8,935,983   + Corus Group PLC                        4,799,028       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities & Unregulated        1,459,400   + International Power PLC                3,226,495       0.5
                 Power
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                      4,086,400   + SkyePharma PLC                         5,504,744       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Specialty Retail                     5,306,200     GAME GROUP PLC                         6,316,769       1.0
                                                        650,000     HMV Group PLC                          1,943,209       0.3
                                                                                                        ----------------------
                                                                                                           8,259,978       1.3
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the
                                                                    United Kingdom                        38,595,302       5.9
                 ===================================================================================================================
                                                                    Total Common Stocks in Europe        141,289,072      21.3
====================================================================================================================================
Latin America
====================================================================================================================================
Brazil           Beverages                              191,000     Companhia de Bebidas das Americas
                                                                    (ADR) (a)                              4,872,410       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication           78,800     Tele Norte Leste Participacoes SA
                 Services                                           (ADR) (a)                              1,215,884       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing               223,000     Companhia Brasileira de
                                                                    Distribuicao Grupo Pao de Acucar
                                                                    (ADR) (a)                              5,608,450       0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Brazil         11,696,744       1.7
====================================================================================================================================
Venezuela        Diversified Telecommunication          322,900     Compania Anonima Nacional Services
                 Services                                           Telefonos de Venezuela (CANTV)
                                                                    (ADR) (a)                              4,927,454       0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Venezuela       4,927,454       0.8
                 ===================================================================================================================
                                                                    Total Common Stocks in Latin
                                                                    America                               16,624,198       2.5
====================================================================================================================================
North America
====================================================================================================================================
Bermuda          Construction & Engineering           3,660,000   + Shui On Construction and Materials
                                                                    Limited                                4,077,876       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Bermuda         4,077,876       0.6
====================================================================================================================================
Canada           Biotechnology                          159,500   + QLT Inc.                               3,023,989       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                      1,136,300   + Aur Resources Inc.                     5,935,403       0.9
                                                        253,200     Falconbridge Limited                   6,144,594       0.9
                                                        631,000   + Kinross Gold Corporation               5,039,211       0.8
                                                                                                        ----------------------
                                                                                                          17,119,208       2.6
                 -------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products                310,700     Domtar, Inc.                           3,907,042       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Canada         24,050,239       3.6
====================================================================================================================================
United States    Aerospace & Defense                    203,100   + SI International Inc.                  3,970,605       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Auto Components                         84,000     Lear Corporation                       5,151,720       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Biotechnology                          756,000   + AVANT Immunotherapeutics, Inc.         2,071,440       0.3
                                                        221,000   + Applera Corporation--Celera
                                                                    Genomics Group                         3,074,110       0.5
                                                        306,700   + Cell Genesys, Inc.                     3,968,698       0.6
                                                        372,300   + deCODE GENETICS, INC.                  3,049,137       0.4
                                                        110,900   + Isis Pharmaceuticals, Inc.               720,850       0.1
                                                         53,700   + Maxygen Inc.                             570,831       0.1
                                                                                                        ----------------------
                                                                                                          13,455,066       2.0


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003       9

[LOGO] Merrill Lynch Investment Managers

North America                                                                                              Value         Percent of
(continued)      Industry*                          Shares Held     Common Stocks                    (in U.S. dollars)   Net Assets
====================================================================================================================================
United States    Capital Markets                        247,500   + E* TRADE Group, Inc.                $  3,130,875       0.5%
(continued)                                             207,700   + Knight Trading Group, Inc.             3,040,728       0.4
                                                                                                        ----------------------
                                                                                                           6,171,603       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Chemicals                              162,400     Georgia Gulf Corporation               4,690,112       0.7
                                                         39,100     Great Lakes Chemical Corporation       1,063,129       0.2
                                                        233,400   + Hercules Incorporated                  2,847,480       0.4
                                                                                                        ----------------------
                                                                                                           8,600,721       1.3
                 -------------------------------------------------------------------------------------------------------------------
                 Commercial Banks                        45,000     East West Bancorp, Inc.                2,415,600       0.4
                                                         60,000     Zions Bancorporation                   3,679,800       0.5
                                                                                                        ----------------------
                                                                                                           6,095,400       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Communications Equipment               135,000   + Comverse Technology, Inc.              2,374,650       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Containers & Packaging                  75,600     Temple-Inland, Inc.                    4,737,852       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment                   185,900   + FuelCell Energy, Inc.                  2,416,700       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment                   391,600   + Sanmina--SCI Corporation              4,938,076       0.7
                 & Instruments
                 -------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Service             320,800   + Key Energy Services, Inc.              3,307,448       0.5
                                                         86,100   + National-Oilwell, Inc.                 1,925,196       0.3
                                                        153,400   + Patterson-UTI Energy, Inc.             5,049,928       0.8
                                                         61,300   + Universal Compression
                                                                    Holdings, Inc.                         1,603,608       0.2
                                                                                                        ----------------------
                                                                                                          11,886,180       1.8
                 -------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing               210,700   + Wild Oats Markets, Inc.                2,724,351       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Food Products                          110,900   + American Italian Pasta Company
                                                                    (Class A)                              4,646,710       0.7
                                                            117   + Aurora Food Inc.                               1       0.0
                                                         77,300     Dreyer's Grand Ice Cream
                                                                    Holdings, Inc.                         6,010,075       0.9
                                                                                                        ----------------------
                                                                                                          10,656,786       1.6
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies        82,000     Bausch & Lomb Incorporated             4,255,800       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Health Care Providers & Services       483,300   + CryoLife, Inc.                         2,793,474       0.4
                                                        100,600   + LifePoint Hospitals, Inc.              2,962,670       0.5
                                                                                                        ----------------------
                                                                                                           5,756,144       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure          184,700   + Red Robin Gourmet Burgers, Inc.        5,622,268       0.8
                                                        260,000   + Wynn Resorts, Limited                  7,282,600       1.1
                                                                                                        ----------------------
                                                                                                          12,904,868       1.9
                 -------------------------------------------------------------------------------------------------------------------
                 Household Durables                      32,000     The Ryland Group, Inc.                 2,836,480       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                               40,200     Everest Re Group, Ltd.                 3,400,920       0.5
                                                         55,000     RenaissanceRe Holdings Ltd.            2,697,750       0.4
                                                                                                        ----------------------
                                                                                                           6,098,670       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Machinery                               91,000     Cummins Engine Company, Inc.           4,453,540       0.7
                                                        233,400   + Flowserve Corporation                  4,873,392       0.7
                                                         31,000   + Navistar International Corporation     1,484,590       0.2
                                                         54,000   + SPX Corporation                        3,175,740       0.5
                                                        195,000   + Terex Corporation                      5,553,600       0.9
                                                                                                        ----------------------
                                                                                                          19,540,862       3.0
                 -------------------------------------------------------------------------------------------------------------------
                 Media                                  251,700   + Playboy Enterprises, Inc.
                                                                    (Class B)                              4,067,472       0.6
                                                        283,000     Regal Entertainment Group
                                                                    (Class A)                              5,807,160       0.9
                                                                                                        ----------------------
                                                                                                           9,874,632       1.5
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                        178,400     Arch Coal, Inc.                        5,560,728       0.9
                                                        193,300   + Compass Minerals
                                                                    International, Inc.                    2,760,324       0.4
                                                                                                        ----------------------
                                                                                                           8,321,052       1.3


10     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

North America                                                                                               Value        Percent of
(concluded)      Industry*                          Shares Held     Common Stocks                     (in U.S. dollars)  Net Assets
====================================================================================================================================
United States    Multi-Utilities & Unregulated Power    206,700   + Calpine Corporation                 $    994,227       0.2%
(concluded)                                             217,100     The Williams Companies, Inc.           2,131,922       0.3
                                                                                                        ----------------------
                                                                                                           3,126,149       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas                              466,000     Chesapeake Energy Corporation          6,328,280       1.0
                                                        105,600   + Newfield Exploration Company           4,703,424       0.7
                                                         33,800     Teekay Shipping Corporation            1,927,614       0.3
                                                                                                        ----------------------
                                                                                                          12,959,318       2.0
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                        249,453   + Guilford Pharmaceuticals Inc.          1,691,291       0.3
                                                            130   + VIVUS, Inc.                                  493       0.0
                                                                                                        ----------------------
                                                                                                           1,691,784       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Road & Rail                             35,500   + Overnite Corporation                     807,625       0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                       271,100   + Cree, Inc.                             4,795,759       0.7
                 Semiconductor Equipment                 77,100   + Cypress Semiconductor Corporation      1,646,856       0.3
                                                        243,800   + Vitesse Semiconductor Corporation      1,431,106       0.2
                                                                                                        ----------------------
                                                                                                           7,873,721       1.2
                 -------------------------------------------------------------------------------------------------------------------
                 Software                               201,500   + Take-Two Interactive
                                                                    Software, Inc.                         5,805,215       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Specialty Retail                        89,800   + Abercrombie & Fitch Co. (Class A)      2,218,958       0.3
                                                        138,000     Limited Brands                         2,488,140       0.4
                                                                                                        ----------------------
                                                                                                           4,707,098       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods       132,000     Polo Ralph Lauren Corporation          3,801,600       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Thrifts & Mortgage Finance             107,000     Astoria Financial Corporation          3,980,400       0.6
                                                        180,900     First Niagara Financial
                                                                    Group, Inc.                            2,697,219       0.4
                                                        165,400   + Rainier Pacific Financial
                                                                    Group Inc.                             2,633,168       0.4
                                                        140,600     Sovereign Bancorp, Inc.                3,339,250       0.5
                                                                                                        ----------------------
                                                                                                          12,650,037       1.9
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication             273,500   + American Tower Corporation
                 Services                                           (Class A)                              2,959,270       0.4
                                                        289,100   + Crown Castle International Corp.       3,188,773       0.5
                                                                                                        ----------------------
                                                                                                           6,148,043       0.9
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the
                                                                    United States                        212,338,808      32.1
                 ===================================================================================================================
                                                                    Total Common Stocks in
                                                                    North America                        240,466,923      36.3
====================================================================================================================================
Pacific Basin
====================================================================================================================================
Australia        Beverages                            1,267,400     Lion Nathan Limited                    5,767,732       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure          600,000   + Australian Leisure and Hospitality
                                                                    Group                                  1,030,720       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                            1,447,600     Promina Group Limited                  3,577,477       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                      2,262,556     Lihir Gold Limited                     2,471,848       0.4
                                                      3,357,600     Portman Limited                        3,642,889       0.5
                                                                                                        ----------------------
                                                                                                           6,114,737       0.9
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia      16,490,666       2.5
====================================================================================================================================
China            Automobiles                          5,744,000     Qingling Motors Company
                                                                    Limited 'H'                            1,131,990       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                      1,836,000     Aluminum Corporation of China
                                                                    Limited                                1,395,281       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication           2,024,500     China Mobile (Hong Kong) Limited       6,219,322       0.9
                 Services
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in China           8,746,593       1.3
====================================================================================================================================
Hong Kong        Airlines                             1,362,700     Cathay Pacific Airways Limited         2,588,983       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities                   7,807,000   + China Resources Power Holdings
                                                                    Company Limited                        3,645,264       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Marine                               3,814,000     China Shipping Development Company
                                                                    Limited 'H'                            2,824,785       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Media                                6,122,500   + Clear Media Limited                    3,943,081       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong      13,002,113       2.0
====================================================================================================================================


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      11

[LOGO] Merrill Lynch Investment Managers

Pacific Basin                                                                                              Value        Percent of
(continued)      Industry*                          Shares Held     Common Stocks                    (in U.S. dollars)  Net Assets
====================================================================================================================================
India            Commercial Banks                       141,400     HDFC Bank Ltd. (ADR) (a)            $  4,318,356       0.6%
                 -------------------------------------------------------------------------------------------------------------------
                 Construction Materials                 469,800   + Gujarat Ambuja Cements Limited         3,128,739       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Media                                1,237,671     Zee Telefilms Ltd.                     4,070,412       0.6
                 -------------------------------------------------------------------------------------------------------------------
                 Tobacco                                209,900     ITC Limited                            4,529,469       0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in India          16,046,976       2.4
====================================================================================================================================
Indonesia        Food Products                       32,722,000     PT Indofood Sukses Makmur Tbk          3,108,056       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Media                               28,594,400     PT Surya Citra Media Tbk               1,952,126       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                      9,570,000     PT Aneka Tambang Tbk                   2,187,266       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Tobacco                              2,014,000     PT Gudang Garam Tbk                    3,252,051       0.5
                                                      5,782,500     PT Hanjaya Mandala Sampoerna Tbk       3,072,329       0.5
                                                                                                        ----------------------
                                                                                                           6,324,380       1.0
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Indonesia      13,571,828       2.1
====================================================================================================================================
Japan            Air Freight & Logistics                518,000     SENKO Co., Ltd.                        1,445,199       0.2
                 -------------------------------------------------------------------------------------------------------------------
                 Capital Markets                        570,000   + Shinko Securities Co., Ltd.            1,723,243       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Commercial Banks                       370,000     The Bank of Kyoto, Ltd.                2,085,285       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Consumer Finance                       117,200     Diamond Lease Company Limited          3,275,301       0.5
                                                        560,000     Lapro Corporation                      2,288,700       0.3
                                                                                                        ----------------------
                                                                                                           5,564,001       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Containers & Packaging                 122,900     Fuji Seal, Inc.                        4,839,395       0.7
                                                        815,000     Rengo Co., Ltd.                        3,133,153       0.5
                                                                                                        ----------------------
                                                                                                           7,972,548       1.2
                 -------------------------------------------------------------------------------------------------------------------
                 Distributors                           161,000     IMPACT 21 Co., Ltd.                    3,087,198       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing                74,400     Sundrug Co., Ltd.                      2,658,878       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Food Products                          243,300     Nissin Food Products Co., Ltd.         6,061,500       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment & Products           122,000     Heiwa Corporation                      1,770,178       0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                        384,000     Sumitomo Metal Mining Co.              2,848,558       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals                        258,000     Kissei Pharmaceutical Co., Ltd.        4,764,225       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Specialty Retail                        45,000     Fast Retailing Co., Ltd.               2,733,508       0.4
                                                         64,800     Yamada Denki Co. Ltd.                  2,176,729       0.4
                                                                                                        ----------------------
                                                                                                           4,910,237       0.8
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan          44,891,050       6.8
====================================================================================================================================
New Zealand      Paper & Forest Products              4,650,300     Carter Holt Harvey Limited             5,739,931       0.9
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in New Zealand     5,739,931       0.9
====================================================================================================================================
Philippines      Commercial Banks                     4,765,200     Bank of the Philippine Islands         3,991,027       0.6
                                                      4,214,600     Metropolitan Bank & Trust Company      2,087,563       0.3
                                                                                                        ----------------------
                                                                                                           6,078,590       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication          190,900   + Philippine Long Distance Telephone
                 Services                                           Company                                3,335,249       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities                   5,815,100   + Manila Electric Company 'B'            2,539,917       0.4
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the
                                                                    Philippines                           11,953,756       1.8
====================================================================================================================================
Singapore        Airlines                               875,000     Singapore Airlines Limited             5,770,476       0.9
                 -------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment & Instruments     998,000     Unisteel Technology Limited              746,311       0.1
                 -------------------------------------------------------------------------------------------------------------------
                 Food Products                        4,979,000     People's Food Holdings Limited         3,488,789       0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore      10,005,576       1.5
====================================================================================================================================


12     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Pacific Basin                                                                                               Value        Percent of
(concluded)      Industry*                          Shares Held     Common Stocks                     (in U.S. dollars)  Net Assets
====================================================================================================================================
South Korea      Airlines                               334,700   + Korean Air Co., Ltd.                $  5,196,769       0.8%
                 -------------------------------------------------------------------------------------------------------------------
                 Chemicals                              544,400   + Hanwha Chemical Corporation            5,185,850       0.8
                                                         45,300   + LG Chem, Ltd.                          2,091,062       0.3
                                                                                                        ----------------------
                                                                                                           7,276,912       1.1
                 -------------------------------------------------------------------------------------------------------------------
                 Commercial Banks                             1   + Kookmin Bank                                  37       0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Consumer Finance                        30,557   + LG Card Co., Ltd.                         78,092       0.0
                 -------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment                    30,430   + Halla Climate Control Corporation      2,745,468       0.4
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining                        326,300   + INI Steel Company                      2,875,493       0.5
                                                        453,600     INI Steel Company (GDR) (b)            3,997,305       0.6
                                                        326,900   + Poongsan Corporation                   3,456,937       0.5
                                                                                                        ----------------------
                                                                                                          10,329,735       1.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Korea    25,627,013       3.9
====================================================================================================================================
Taiwan           Health Care Equipment & Supplies       893,900     Pihsiang Machinery Mfg. Co., Ltd.      3,106,928       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment & Products         2,582,800     Premier Image Technology Corp.         4,336,365       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Taiwan          7,443,293       1.1
====================================================================================================================================
Thailand         Commercial Banks                    15,598,200     Krung Thai Bank Public Company
                                                                    Limited                                4,842,144       0.7
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Thailand        4,842,144       0.7
                 ===================================================================================================================
                                                                    Total Common Stocks in the Pacific
                                                                    Basin                                178,360,939      27.0
                 ===================================================================================================================
                                                                    Total Investments in Common Stocks
                                                                    (Cost--$458,112,994)                 576,741,132      87.1
====================================================================================================================================
Europe                                                              Preferred Stocks
====================================================================================================================================
Germany          Health Care Providers & Services        75,558     Rhoen-Klinikum AG--Vorzugsakt          3,907,510       0.6
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments in Preferred
                                                                    Stocks (Cost--$3,270,615)              3,907,510       0.6
                 ===================================================================================================================


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)

                                           Beneficial Interest/                                             Value       Percent of
                                                    Shares Held     Short-Term Securities            (in U.S. dollars)  Net Assets
====================================================================================================================================
                                                    $64,569,407     Merrill Lynch Liquidity Series,
                                                                    LLC Cash Sweep Series I (d)         $ 64,569,407       9.8%
                                                    $45,801,321     Merrill Lynch Liquidity Series,
                                                                    LLC Money Market Series (d)(e)        45,801,321       6.9
                                                     15,267,104     Merrill Lynch Premier
                                                                    Institutional Fund (d)(e)             15,267,104       2.3
====================================================================================================================================
                                                    Face Amount
====================================================================================================================================
                 U.S. Government                    $30,000,000     U.S. Treasury Bills, 0.87%
                 Obligations**                                      due 3/11/2004                         29,951,130       4.5
                 -------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments in Short-Term
                                                                    Securities (Cost--$155,586,790)      155,588,962      23.5
====================================================================================================================================
                 Total Investments (Cost--$616,970,399)                                                  736,237,604     111.2

                 Short Sales (Proceeds--$11,425,592)***                                                  (11,242,682)     (1.7)

                 Liabilities in Excess of Other Assets                                                   (62,932,855)     (9.5)
                                                                                                        ----------------------
                 Net Assets                                                                             $662,062,067     100.0%
                                                                                                        ======================

+     Non-income producing security.
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
***   Short sales entered into as of December 31, 2003 were as follows:

      --------------------------------------------------------------------------
      Shares           Issues                                            Value
      --------------------------------------------------------------------------
      70,600           Netease.com Inc. (ADR)                        $ 2,605,140
      91,100           SINA.com (ADR)                                  3,075,536
      45,200           Sandisk Corp.                                   2,767,144
      93,100           Sohu.com Inc.                                   2,794,862
      --------------------------------------------------------------------------
      Total (Proceeds--$11,425,592)                                  $11,242,682
                                                                     ===========

(a)   American Depositary Receipts (ADR).
(b)   Global Depositary Receipts (GDR).
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                           $56,387,249    $    68,883

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                           $27,684,891    $    42,205

      Merrill Lynch Premier Institutional Fund         3,189,489    $    19,249
      --------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


14     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Statement of Assets and Liabilities

As of December 31, 2003
=====================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------
                   Investments, at value (including securities loaned of $58,667,534)
                     (identified cost--$616,970,399) .................................                   $736,237,604
                   Cash ..............................................................                        455,087
                   Foreign cash (cost--$2,342,647) ...................................                      2,346,533
                   Receivables:
                      Securities sold ................................................    $ 3,739,757
                      Capital shares sold ............................................      3,439,278
                      Dividends ......................................................      1,239,865
                      Interest .......................................................         36,734
                      Securities lending--net ........................................         16,603       8,472,237
                                                                                          -----------
                   Prepaid registration fees and other assets ........................                         41,948
                                                                                                         ------------
                   Total assets ......................................................                    747,553,409
                                                                                                         ------------
=====================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------
                   Collateral on securities loaned, at value .........................                     61,068,425
                   Common stocks sold short, at market value (proceeds--$11,425,592) .                     11,242,682
                   Payables:
                      Securities purchased ...........................................     10,896,797
                      Capital shares redeemed ........................................      1,244,514
                      Distributor ....................................................        296,270
                      Other affiliates ...............................................        174,488
                      Investment adviser .............................................         75,942      12,688,011
                                                                                          -----------
                   Deferred foreign capital gain tax and accrued expenses ............                        492,224
                                                                                                         ------------
                   Total liabilities .................................................                     85,491,342
                                                                                                         ------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                   Net assets ........................................................                   $662,062,067
                                                                                                         ============
=====================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------
                   Class A Common Stock, $.10 par value, 100,000,000 shares authorized                   $    684,858
                   Class B Common Stock, $.10 par value, 100,000,000 shares authorized                        722,374
                   Class C Common Stock, $.10 par value, 100,000,000 shares authorized                        811,414
                   Class I Common Stock, $.10 par value, 100,000,000 shares authorized                      1,027,802
                   Class R Common Stock, $.10 par value, 100,000,000 shares authorized                          2,930
                   Paid-in capital in excess of par ..................................                    575,182,699
                   Accumulated distributions in excess of investment income--net .....    $(3,430,332)
                   Accumulated realized capital losses on investments and foreign
                     currency transactions--net ......................................    (31,944,112)
                   Unrealized appreciation on investments and foreign currency
                     transactions--net ...............................................    119,004,434
                                                                                          -----------
                   Total accumulated earnings--net ...................................                     83,629,990
                                                                                                         ------------
                   Net Assets ........................................................                   $662,062,067
                                                                                                         ============
=====================================================================================================================
Net Asset Value
---------------------------------------------------------------------------------------------------------------------
                   Class A--Based on net assets of $140,983,799 and 6,848,577 shares
                     outstanding .....................................................                   $      20.59
                                                                                                         ============
                   Class B--Based on net assets of $145,946,069 and 7,223,742 shares
                     outstanding .....................................................                   $      20.20
                                                                                                         ============
                   Class C--Based on net assets of $161,363,317 and 8,114,140 shares
                     outstanding .....................................................                   $      19.89
                                                                                                         ============
                   Class I--Based on net assets of $213,177,674 and 10,278,016 shares
                     outstanding .....................................................                   $      20.74
                                                                                                         ============
                   Class R--Based on net assets of $591,208 and 29,300 shares
                     outstanding .....................................................                   $      20.18
                                                                                                         ============

      See Notes to Financial Statements.


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      15

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended December 31, 2003
=======================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------
                   Dividends (net of $328,506 foreign withholding tax) ...............                     $  4,371,712
                   Interest ..........................................................                           83,018
                   Securities lending--net ...........................................                           61,454
                                                                                                           ------------
                   Total income ......................................................                        4,516,184
                                                                                                           ------------
=======================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ..........................................    $  2,169,611
                   Account maintenance and distribution fees--Class B ................         619,807
                   Account maintenance and distribution fees--Class C ................         605,913
                   Account maintenance fees--Class A .................................         148,017
                   Custodian fees ....................................................         140,625
                   Transfer agent fees--Class I ......................................         130,240
                   Transfer agent fees--Class C ......................................         124,816
                   Transfer agent fees--Class B ......................................         122,267
                   Transfer agent fees--Class A ......................................          99,869
                   Accounting services ...............................................          99,022
                   Printing and shareholder reports ..................................          52,249
                   Registration fees .................................................          43,837
                   Professional fees .................................................          35,692
                   Directors' fees and expenses ......................................          22,625
                   Pricing fees ......................................................           8,143
                   Account maintenance and distribution fees--Class R ................             225
                   Transfer agent fees--Class R ......................................             191
                   Other .............................................................          11,540
                                                                                          ------------
                   Total expenses ....................................................                        4,434,689
                                                                                                           ------------
                   Investment income--net ............................................                           81,495
                                                                                                           ------------
=======================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Foreign Currency Transactions--Net
-----------------------------------------------------------------------------------------------------------------------
                   Realized gain from:
                      Investments--net ...............................................      39,459,795
                      Foreign currency transactions--net .............................       1,976,101       41,435,896
                                                                                          ------------
                   Change in unrealized appreciation/depreciation on:
                      Investments--(net of $453,818 deferred foreign capital gain tax)      67,901,287
                      Foreign currency transactions--net .............................      (1,170,341)      66,730,946
                                                                                          -----------------------------
                   Total realized and unrealized gain on investments and foreign
                     currency transactions--net ......................................                      108,166,842
                                                                                                           ------------
                   Net Increase in Net Assets Resulting from Operations ..............                     $108,248,337
                                                                                                           ============

      See Notes to Financial Statements.


16     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Statements of Changes in Net Assets

                                                                                                   For the Six        For the
                                                                                                  Months Ended       Year Ended
                                                                                                  December 31,        June 30,
Increase (Decrease) in Net Assets:                                                                    2003              2003
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
                   Investment income (loss)--net ............................................    $      81,495     $    (966,514)
                   Realized gain (loss) on investments and foreign currency transactions--net       41,435,896       (47,530,941)
                   Change in unrealized appreciation/depreciation on investments and foreign
                     currency transactions--net .............................................       66,730,946        56,034,311
                                                                                                 -------------------------------
                   Net increase in net assets resulting from operations .....................      108,248,337         7,536,856
                                                                                                 -------------------------------
================================================================================================================================
Dividends to Shareholders
--------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class A ...............................................................       (1,216,426)               --
                      Class B ...............................................................         (127,181)               --
                      Class C ...............................................................         (314,704)               --
                      Class I ...............................................................       (1,918,462)               --
                      Class R ...............................................................           (2,956)               --
                                                                                                 -------------------------------
                   Net decrease in net assets resulting from dividends to shareholders ......       (3,579,729)               --
                                                                                                 -------------------------------
================================================================================================================================
Capital Share Transactions
--------------------------------------------------------------------------------------------------------------------------------
                   Net increase in net assets derived from capital share transactions .......      157,508,184        29,358,983
                                                                                                 -------------------------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                   Total increase in net assets .............................................      262,176,792        36,895,839
                   Beginning of period ......................................................      399,885,275       362,989,436
                                                                                                 -------------------------------
                   End of period* ...........................................................    $ 662,062,067     $ 399,885,275
                                                                                                 ===============================
                         * Undistributed (accumulated distributions in excess of)
                             investment income--net .........................................    $  (3,430,332)    $      67,902
                                                                                                 ===============================

      See Notes to Financial Statements.


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                                       Class A
                                                                       ----------------------------------------------------------
The following per share data and ratios have been derived              For the Six
from information provided in the financial statements.                 Months Ended           For the Year Ended June 30,
                                                                       December 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                    2003       2003++       2002++     2001++      2000++
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period .............  $  16.70      $  16.44    $  18.23    $  19.76    $  10.44
                                                                       ----------------------------------------------------------
                   Investment income (loss)--net*** .................       .03           .01         .02         .03        (.05)
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........      4.05           .25       (1.45)       (.77)       9.37
                                                                       ----------------------------------------------------------
                   Total from investment operations .................      4.08           .26       (1.43)       (.74)       9.32
                                                                       ----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................      (.19)           --        (.34)         --          --
                      Realized gain on investments--net .............        --            --        (.02)       (.64)         --
                      In excess of realized gain on investments--net         --            --          --        (.15)         --
                                                                       ----------------------------------------------------------
                   Total dividends and distributions ................      (.19)           --        (.36)       (.79)         --
                                                                       ----------------------------------------------------------
                   Net asset value, end of period ...................  $  20.59      $  16.70    $  16.44    $  18.23    $  19.76
                                                                       ==========================================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............     24.60+         1.58%      (7.98%)     (3.83%)     89.27%
                                                                       ==========================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................      1.42%*        1.58%       1.51%       1.54%       1.64%
                                                                       ==========================================================
                   Investment income (loss)--net ....................       .35%*         .06%        .12%        .16%       (.32%)
                                                                       ==========================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) .........  $140,984      $ 97,517    $ 69,345    $ 55,633    $ 26,906
                                                                       ==========================================================
                   Portfolio turnover ...............................     81.55%       156.26%     138.22%     179.58%     215.09%
                                                                       ==========================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


18     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

                                                                                                      Class B
                                                                      ------------------------------------------------------------
The following per share data and ratios have been derived              For the Six
from information provided in the financial statements.                Months Ended           For the Year Ended June 30,
                                                                      December 31, -----------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003       2003         2002         2001         2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ............. $  16.30     $  16.17     $  17.93     $  19.51     $  10.39
                                                                      ------------------------------------------------------------
                   Investment loss--net*** ..........................     (.04)        (.11)        (.12)        (.12)        (.19)
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........     3.96          .24        (1.42)        (.75)        9.31
                                                                      ------------------------------------------------------------
                   Total from investment operations .................     3.92          .13        (1.54)        (.87)        9.12
                                                                      ------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................     (.02)          --         (.20)          --           --
                      Realized gain on investments--net .............       --           --         (.02)        (.58)          --
                      In excess of realized gain on investments--net        --           --           --         (.13)          --
                                                                      ------------------------------------------------------------
                   Total dividends and distributions ................     (.02)          --         (.22)        (.71)          --
                                                                      ------------------------------------------------------------
                   Net asset value, end of period ................... $  20.20     $  16.30     $  16.17     $  17.93     $  19.51
                                                                      ============================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............    24.04%+        .80%       (8.70%)      (4.57%)      87.78%
                                                                      ============================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................     2.20%*       2.36%        2.29%        2.30%        2.43%
                                                                      ============================================================
                   Investment loss--net .............................     (.42%)*      (.79%)       (.71%)       (.64%)      (1.16%)
                                                                      ============================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ......... $145,946     $102,822     $125,895     $127,867     $ 97,975
                                                                      ============================================================
                   Portfolio turnover ...............................    81.55%      156.26%      138.22%      179.58%      215.09%
                                                                      ============================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      19

[LOGO] Merrill Lynch Investment Managers

                                                                                                         Class C
                                                                        ----------------------------------------------------------
The following per share data and ratios have been derived                For the Six
from information provided in the financial statements.                  Months Ended            For the Year Ended June 30,
                                                                        December 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                    2003          2003        2002        2001        2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period .............   $  16.07      $  15.94    $  17.72    $  19.34    $  10.30
                                                                        ----------------------------------------------------------
                   Investment loss--net*** ..........................       (.04)         (.11)       (.09)       (.11)       (.15)
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........       3.90           .24       (1.43)       (.75)       9.19
                                                                        ----------------------------------------------------------
                   Total from investment operations .................       3.86           .13       (1.52)       (.86)       9.04
                                                                        ----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................       (.04)           --        (.24)         --          --
                      Realized gain on investments--net .............         --            --        (.02)       (.62)         --
                      In excess of realized gain on investments--net          --            --          --        (.14)         --
                                                                        ----------------------------------------------------------
                   Total dividends and distributions ................       (.04)           --        (.26)       (.76)         --
                                                                        ----------------------------------------------------------
                   Net asset value, end of period ...................   $  19.89      $  16.07    $  15.94    $  17.72    $  19.34
                                                                        ==========================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............      24.07%+         .82%      (8.71%)     (4.57%)     87.77%
                                                                        ==========================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................       2.21%*        2.37%       2.30%       2.32%       2.35%
                                                                        ==========================================================
                   Investment loss--net .............................       (.47%)*       (.75%)      (.57%)      (.61%)      (.89%)
                                                                        ==========================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) .........   $161,363      $ 88,698    $ 73,731    $ 41,920    $ 19,511
                                                                        ==========================================================
                   Portfolio turnover ...............................      81.55%       156.26%     138.22%     179.58%     215.09%
                                                                        ==========================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


20     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

                                                                                                          Class I
                                                                         ----------------------------------------------------------
The following per share data and ratios have been derived                For the Six
from information provided in the financial statements.                   Months Ended           For the Year Ended June 30,
                                                                         December 31,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2003        2003++      2002++      2001++      2000++
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period .............    $  16.85      $  16.55    $  18.33    $  19.84    $  10.46
                                                                         ----------------------------------------------------------
                   Investment income--net*** ........................         .05           .04         .07         .08         .02
                   Realized and unrealized gain (loss) on investments
                     and foreign currency transactions--net .........        4.09           .26       (1.46)       (.77)       9.36
                                                                         ----------------------------------------------------------
                   Total from investment operations .................        4.14           .30       (1.39)       (.69)       9.38
                                                                         ----------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ........................        (.25)           --        (.37)         --          --
                      Realized gain on investments--net .............          --            --        (.02)       (.66)         --
                      In excess of realized gain on investments--net           --            --          --        (.16)         --
                                                                         ----------------------------------------------------------
                   Total dividends and distributions ................        (.25)           --        (.39)       (.82)         --
                                                                         ----------------------------------------------------------
                   Net asset value, end of period ...................    $  20.74      $  16.85    $  16.55    $  18.33    $  19.84
                                                                         ==========================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                   Based on net asset value per share ...............       24.74%+        1.81%      (7.73%)     (3.60%)     89.67%
                                                                         ==========================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses .........................................        1.19%*        1.32%       1.26%       1.28%       1.32%
                                                                         ==========================================================
                   Investment income--net ...........................         .57%*         .28%        .40%        .42%        .12%
                                                                         ==========================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) .........    $213,178      $110,848    $ 94,018    $ 71,194    $ 38,039
                                                                         ==========================================================
                   Portfolio turnover ...............................       81.55%       156.26%     138.22%     179.58%     215.09%
                                                                         ==========================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.

       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      21

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                                Class R
                                                                                    --------------------------------
The following per share data and ratios have been derived                           For the Six     For the Period
from information provided in the financial statements.                              Months Ended   February 4, 2003+
                                                                                    December 31,      to June 30,
Increase in Net Asset Value:                                                           2003             2003
====================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ..................        $ 16.42           $ 13.47
                                                                                      -------------------------
                       Investment income--net*** .............................            .01               .10
                       Realized and unrealized gain on investments and foreign
                         currency transactions--net ..........................           3.99              2.85
                                                                                      -------------------------
                       Total from investment operations ......................           4.00              2.95
                                                                                      -------------------------
                       Less dividends from investment income--net ............           (.24)               --
                                                                                      -------------------------
                       Net asset value, end of period ........................        $ 20.18           $ 16.42
                                                                                      =========================
====================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ....................          24.55%@           21.90%@
                                                                                      =========================
====================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------
                       Expenses ..............................................           1.63%*            1.83%*
                                                                                      =========================
                       Investment income--net ................................            .14%*             .46%*
                                                                                      =========================
====================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..............        $   591                --++
                                                                                      =========================
                       Portfolio turnover ....................................          81.55%           156.26%
                                                                                      =========================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Amount is less than $1,000.
@     Aggregate total investment return.

      See Notes to Financial Statements.


22     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      23

[LOGO] Merrill Lynch Investment Managers such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Repurchase agreements -- The Fund invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


24     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

(e) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest is recognized on the accrual basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Short sales -- When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

(j) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..85%, on an annual basis, of the average daily net assets of the Fund. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLAM U.K. a fee in an amount to be determined from time to time by MLIM and MLAM U.K. but in no event in excess of the amount that MLIM actually receives.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      25

[LOGO] Merrill Lynch Investment Managers and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class A ................................             .25%               --
Class B ................................             .25%              .75%
Class C ................................             .25%              .75%
Class R ................................             .25%              .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders. For the period October 20, 2003 to December 31, 2003, the Fund did not accrue Class R distribution fees.

For the six months ended December 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 16,726              $233,921
Class I ............................              $     89              $  1,162
--------------------------------------------------------------------------------

For the six months ended December 31, 2003, MLPF&S received contingent deferred sales charges of $77,194 and $6,329 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of December 31, 2003, the Fund lent securities with a value of $7,734,084 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended December 31, 2003, MLIM, LLC received $25,375 in securities lending agent fees.

In addition, MLPF&S received $205,159 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended December 31, 2003, the Fund reimbursed MLIM $5,175 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FAMD, FDS and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2003 were $482,304,924 and $400,321,742, respectively.

Net realized gains (losses) for the six months ended December 31, 2003 and net unrealized gains (losses) as of December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                              Gains (Losses)      Gains (Losses)
--------------------------------------------------------------------------------
Investments:
   Long-term ...........................      $  39,471,789       $ 119,265,034
   Short-term ..........................                 --               2,171
   Short sales .........................            (11,994)            182,910
   Deferred foreign capital
     gain tax ..........................                 --            (453,818)
                                              ---------------------------------
Total investments ......................         39,459,795         118,996,297
                                              ---------------------------------
Currency transactions:
   Foreign currency transactions .......          1,976,101               8,137
                                              ---------------------------------
Total currency transactions ............          1,976,101               8,137
                                              ---------------------------------
Total ..................................      $  41,435,896       $ 119,004,434
                                              =================================

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $116,351,733, of which $122,916,553 related to appreciated securities and $6,564,820 related to depreciated securities. The aggregate cost of investments at December 31, 2003 for Federal income tax purposes was $619,885,871.


26     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $157,508,184 and $29,358,983 for the six months ended December 31, 2003 and for the year ended June 30, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended December 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,403,845        $ 26,741,908
Automatic conversion of shares .........            206,323           3,856,681
Shares issued to shareholders in
  reinvestment of dividends ............             55,282           1,023,578
                                                 ------------------------------
Total issued ...........................          1,665,450          31,622,167
Shares redeemed ........................           (656,268)        (12,310,334)
                                                 ------------------------------
Net increase ...........................          1,009,182        $ 19,311,833
                                                 ==============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2003+                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,759,874        $ 25,502,548
Automatic conversion of shares .........          1,430,773          20,404,452
                                                 ------------------------------
Total issued ...........................          3,190,647          45,907,000
Shares redeemed ........................         (1,569,502)        (22,430,923)
                                                 ------------------------------
Net increase ...........................          1,621,145        $ 23,476,077
                                                 ==============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended December 31, 2003                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,631,510        $ 30,308,488
Shares issued to shareholders in
  reinvestment of dividends ............              5,801             113,713
                                                 ------------------------------
Total issued ...........................          1,637,311          30,422,201
Automatic conversion of shares .........           (210,956)         (3,856,681)
Shares redeemed ........................           (512,017)         (9,462,426)
                                                 ------------------------------
Net increase ...........................            914,338        $ 17,103,094
                                                 ==============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended June 30, 2003                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,825,928        $ 26,022,940
Automatic conversion of shares .........         (1,457,961)        (20,404,452)
Shares redeemed ........................         (1,844,073)        (26,032,581)
                                                 ------------------------------
Net decrease ...........................         (1,476,106)       $(20,414,093)
                                                 ==============================

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended December 31, 2003                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,994,614        $ 55,063,002
Shares issued to shareholders in
  reinvestment of dividends ............             15,519             287,140
                                                 ------------------------------
Total issued ...........................          3,010,133          55,350,142
Shares redeemed ........................           (417,152)         (7,546,456)
                                                 ------------------------------
Net increase ...........................          2,592,981        $ 47,803,686
                                                 ==============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended June 30, 2003                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,110,094        $ 29,700,319
Shares redeemed ........................         (1,213,831)        (16,746,829)
                                                 ------------------------------
Net increase ...........................            896,263        $ 12,953,490
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                     Dollar
Ended December 31, 2003                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          4,540,292        $ 88,834,200
Shares issued to shareholders in
  reinvestment of dividends ............             94,633           1,767,581
                                                 ------------------------------
Total issued ...........................          4,634,925          90,601,781
Shares redeemed ........................           (934,555)        (17,876,744)
                                                 ------------------------------
Net increase ...........................          3,700,370        $ 72,725,037
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended June 30, 2003+                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,103,800        $ 45,503,838
Shares redeemed ........................         (2,207,631)        (32,160,429)
                                                 ------------------------------
Net increase ...........................            896,169        $ 13,343,409
                                                 ==============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended December 31, 2003                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................             30,725        $    591,555
Shares issued to shareholders in
  reinvestment of dividends ............                154               2,956
                                                 ------------------------------
Total issued ...........................             30,879             594,511
Shares redeemed ........................             (1,586)            (29,977)
                                                 ------------------------------
Net increase ...........................             29,293        $    564,534
                                                 ==============================

--------------------------------------------------------------------------------
Class R Shares for the
Period February 4, 2003+                                              Dollar
to June 30, 2003                                    Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................                  7        $        100
                                                 ------------------------------
Net increase ...........................                  7        $        100
                                                 ==============================

+     Commencement of operations.


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      27

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended December 31, 2003.

6. Commitments:

At December 31, 2003, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $6,209,000 and $1,259,000, respectively.

7. Capital Loss Carryforward:

On June 30, 2003, the Fund had a net capital loss carryforward of $48,584,229, of which $23,407,663 expires in 2010 and $25,176,566 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.


28     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Portfolio Information

As of December 31, 2003

                                                Country of            Percent of
Ten Largest Equity Holdings                       Origin              Net Assets
================================================================================
Swiss Life Holding .......................      Switzerland              1.1%
Wynn Resorts, Limited ....................      United States            1.1
Straumann AG .............................      Switzerland              1.1
Marzotto SpA .............................      Italy                    1.0
Capital Radio PLC ........................      United Kingdom           1.0
Chesapeake Energy
  Corporation ............................      United States            1.0
GAME GROUP PLC ...........................      United Kingdom           1.0
China Mobile
  (Hong Kong) Limited ....................      China                    0.9
Falconbridge Limited .....................      Canada                   0.9
Nissin Food Products Co., Ltd. ...........      Japan                    0.9
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
================================================================================
Metals & Mining .................................................         8.9%
Food Products ...................................................         4.5
Media ...........................................................         4.3
Health Care Equipment & Supplies ................................         3.9
Commercial Banks ................................................         3.4
--------------------------------------------------------------------------------

* For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      29

[LOGO] Merrill Lynch Investment Managers

Officers and Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Kenneth L. Chiang, Vice President and
  Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

--------------------------------------------------------------------------------
Effective January 1, 2004, Charles C. Reilly, Director of Merrill Lynch Global SmallCap Fund, Inc., retired. The Fund's Board of Directors wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


30     MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


       MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.        DECEMBER 31, 2003      31

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Global SmallCap Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                 #18177 -- 12/03

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Global SmallCap Fund, Inc.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Global SmallCap Fund, Inc.

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Global SmallCap Fund, Inc.

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Global SmallCap Fund, Inc.

        Date: February 23, 2004